Changes in Accounting Policies (Tables)	12 Months Ended
Jan. 31, 2020
Changes In Accounting Policies
Disclosure of Detailed Information About Impact of Adoption of IFRS 16
1 February 2019
$’000
Right-of-use assets	26,158
Lease contribution provision	1,102
Lease liabilities	(27,899)
Net reduction in retained earnings	639